Detail of Certain Accounts	12 Months Ended
Jun. 30, 2012
Detail of Certain Accounts

Note 11. Detail of Certain Accounts

Trade payables and accrued liabilities consist of the following (in thousands):

	June 30,
	2011	2012
Trade payables	$19,316	$22,094
Checks written in excess of bank balance	1,147	597
Payroll and related	6,268	5,758
Taxes, other than income	793	2,336
Fair value of interest swap and option and forward currency exchange contacts	1,144	1,641
Accrued interest	707	428
Other accruals	3,147	3,110

	$32,522	$35,964